BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Estimates and assumptions (Details) - Website development costs - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognition and estimated useful lives of website development costs
Increase in useful life	1 year
Decrease in useful life	1 year
Increase or decrease in amount if possible increase in useful life	₺ 795,828	₺ 631,082
Increase or decrease in amount if possible decrease in useful life	₺ (856,162)	₺ (815,463)
Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	2 years
Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	4 years